PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Presentation of Consolidated Financial Statements [Abstract]
Disclosure of expected impact of initial application of new standards or interpretations [text block]
The application of IFRS has had the following initial impacts as of January 1, 2018, in Arauco’s Consolidated Financial Statements:

Hedging assets net	ThU.S.$
Closing balance at December 31, 2017 - calculated under IAS 39	52,057
Amounts restated through reserves	(2,627)
Opening balance at January 1, 2018 - under IFRS 9	49,430

Loss allowance for trade receivables	ThU.S.$
Closing loss allowance at December 31, 2017 - calculated under IAS 39	(17,785)
Amounts restated through retained earnings	(2,875)
Closing loss allowance at January 1, 2018 - under IFRS 9	(20,660)

IFRS 9 adjustments net of deferred taxes	ThU.S.$
Amounts restated through reserves	(2,627)
Amounts restated through retained earnings	(2,875)
Deferred taxes	1,627
Increase (decrease) due to changes to accounting policies	(3,875)